INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill	$ 77,423,404	$ 77,423,404
Supervielle Seguros S.A.
Goodwill
Goodwill	254,055	254,055
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	1,332,013	1,332,013
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	48,420,107	48,420,107
Micro Lending S.A.U.
Goodwill
Goodwill	26,665,950	26,665,950
Supervielle Agente de Negoacin S.A.U. [member]
Goodwill
Goodwill	134,475	134,475
Others [member]
Goodwill
Goodwill	$ 616,804	$ 616,804